UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	November 2, 2006
Amendment due to incorrect date.

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		81
Form 13F Information Table Value Total:		$144,878






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     2987    91750 SH       Sole                    91166               584
Abbott Laboratories            COM              002824100     2132    43910 SH       Sole                    43910
BP p.l.c. ADR                  COM              055622104     1432    21835 SH       Sole                    21835
BRE Properties                 COM              05564E106     2996    50156 SH       Sole                    49356               800
BellSouth Corp.                COM              079860102      687    16068 SH       Sole                    16068
Bristol-Myers Squibb           COM              110122108     2281    91550 SH       Sole                    90850               700
Bunge Ltd.                     COM              G16962105     2579    44500 SH       Sole                    44500
Burlington Northern Santa Fe   COM              12189T104      297     4047 SH       Sole                     4047
CSX Corp.                      COM              126408103      414    12600 SH       Sole                    12600
Chesapeake Energy Corp.        COM              165167107     2492    86000 SH       Sole                    85000              1000
Chevron Corporation (fmly. Che COM              166764100     7658   118063 SH       Sole                   117601               462
Copart Inc.                    COM              217204106     1156    41000 SH       Sole                    41000
Corn Products International In COM              219023108     1276    39200 SH       Sole                    39200
DNP Select Income Fund (fmly.  COM              264324104     1660   155146 SH       Sole                   155146
Discovery Holdings A           COM              25468Y107      156    10754 SH       Sole                    10650               104
Donnelley (RR) & Sons (New)    COM              257867101     1991    60400 SH       Sole                    59900               500
Dow Chemical Co.               COM              260543103      211     5404 SH       Sole                     5404
Du Pont                        COM              263534109     2347    54780 SH       Sole                    54780
Duke-Weeks Realty Corp.        COM              264411505      792    21200 SH       Sole                    20400               800
Edison International (formerly COM              281020107      429    10310 SH       Sole                    10310
Emerson Electric               COM              291011104     4197    50050 SH       Sole                    49750               300
ExxonMobil                     COM              30231g102     2058    30664 SH       Sole                    30664
General Electric               COM              369604103     1244    35239 SH       Sole                    35239
GlaxoSmithKline plc            COM              37733W105     3162    59400 SH       Sole                    58900               500
Hawaiian Electric              COM              419870100     1272    47000 SH       Sole                    47000
Healthcare Property Investors, COM              421915109     1608    51800 SH       Sole                    51800
Healthcare Realty Trust        COM              421946104      307     8000 SH       Sole                     8000
Heinz (H.J.)                   COM              423074103     2143    51100 SH       Sole                    50800               300
Hillenbrand Industries         COM              431573104      524     9200 SH       Sole                     9200
IShares MSCI Japan Index       COM              464286848     1032    76200 SH       Sole                    75200              1000
Intel Corp.                    COM              458140100      470    22861 SH       Sole                    22861
Johnson & Johnson              COM              478160104     2602    40072 SH       Sole                    40072
Kimberly-Clark                 COM              494368103     1484    22700 SH       Sole                    22700
Liberty Capital Series A       COM              53071M302      500     5988 SH       Sole                     5936                52
Liberty Interactive Series A   COM              53071M104      611    29969 SH       Sole                    29709               260
Lilly, Eli                     COM              532457108      907    15920 SH       Sole                    15920
Lincoln National Corp.         COM              534187109      779    12553 SH       Sole                    12553
Microsoft                      COM              594918104     2742   100254 SH       Sole                    99454               800
New Plan Excel Realty Trust    COM              648053106     1851    68417 SH       Sole                    67917               500
Norfolk Southern               COM              655844108      264     6000 SH       Sole                     6000
Oracle Corp.                   COM              68389X105     2104   118584 SH       Sole                   118584
PACCAR Inc.                    COM              693718108      228     4000 SH       Sole                     4000
PG&E Corporation               COM              69331C108     1205    28942 SH       Sole                    28942
Pepsico Inc.                   COM              713448108     2618    40121 SH       Sole                    39821               300
Pfizer Inc.                    COM              717081103     1257    44325 SH       Sole                    44325
Pimco Floating Rate Strategy F COM              72201J104      965    50900 SH       Sole                    50900
Plum Creek Timber Company, Inc COM              729251108     2713    79700 SH       Sole                    79200               500
Preferred Voice, Inc.          COM              740432109        1    11376 SH       Sole                    11376
Procter & Gamble               COM              742718109    23364   376957 SH       Sole                   376470               487
Rayonier Inc.                  COM              754907103     1223    32350 SH       Sole                    32050               300
Royal Dutch Shell ADR Class A  COM              780259206      297     4500 SH       Sole                     4500
Safeguard Scientifics          COM              786449108      310   158000 SH       Sole                   158000
Schering Plough                COM              806605101     1163    52660 SH       Sole                    52160               500
Scottish Power PLC ADS (frmly  COM              81013t705      357     7361 SH       Sole                     7361
Telecom Corp. of New Zealand A COM              879278208     1018    45400 SH       Sole                    44900               500
TransCanada PL                 COM              893526103     2787    88650 SH       Sole                    88350               300
Unilever PLC                   COM              904767704     2372    95620 SH       Sole                    95620
Union Pacific Corp.            COM              907818108      378     4300 SH       Sole                     4300
United Dominion Realty Trust   COM              910197102      513    17000 SH       Sole                    17000
United Technologies            COM              913017109     2241    35376 SH       Sole                    35376
Verizon Corporation            COM              92343V104     1489    40096 SH       Sole                    40096
Washington REIT SBI            COM              939653101      279     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     1574    29500 SH       Sole                    29300               200
ASA (Bermuda) Limited          COM              002050102     3392    59500 SH       Sole                    59000               500
Central Fund of Canada Ltd.    COM              153501101     3267   388467 SH       Sole                   388467
DRDGOLD Ltd (Fmly Durban Roode COM              26152H103      120    87200 SH       Sole                    87200
Freeport McMoRan Copper & Gold COM              35671D857      937    17600 SH       Sole                    17600
Goldcorp, Inc.                 COM              380956409     3387   143500 SH       Sole                   142000              1500
Hecla Mining                   COM              422704106      574   100000 SH       Sole                   100000
IAMGOLD Corporation            COM              450913108      857   101000 SH       Sole                   101000
Kinross Gold Corporation       COM              496902404      441    35200 SH       Sole                    35200
Newmont Mining                 COM              651639106     5612   131282 SH       Sole                   130282              1000
Pan American Silver Corp.      COM              697900108     2058   105310 SH       Sole                   105310
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      910    36000 SH       Sole                    35500               500
Citigroup Cap. VII Preferred   PFD              17306N203      964    38200 SH       Sole                    37700               500
ING Groep NV 6.125 Perpetual D PFD              456837509      447    18000 SH       Sole                    18000
Lehman Brothers Holdings 6.5%  PFD              524908720     2957   114700 SH       Sole                   113700              1000
Merrill Lynch & Co., Inc. Pfd. PFD              59021V839     1047    40500 SH       Sole                    40500
Royal Bank of Scotland 6.35% P PFD              780097770      835    33000 SH       Sole                    32000              1000
US Bank Capital V PFD          PFD              90335u209      491    19500 SH       Sole                    19500
Templeton Global Income Fund   COM              880198106      395    43200 SH       Sole                    41200              2000


